Interest And Marketable Securities Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Profits (loss) from trading securities, net	$ 59	$ (158)	$ 164
Other	68	174	(17)
Interest and marketable securities income, Total	739	400	681
Deposits [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest	111	32	61
Trading Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest	6	27	36
Held-to-maturity Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Discount accretion and premium amortization			15
Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Discount accretion and premium amortization	$ 495	$ 325	$ 422